S000006325 [Member] Performance Management - TCW Concentrated Large Cap Growth Fund	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. Because Class I‑3 has not commenced operations as of the date of this prospectus, the bar chart shows performance for the Fund’s Class I shares and the table shows annual total returns for the Fund’s Class I and Class N shares. Class I and Class N shares would have substantially similar annual returns to Class I‑3 shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class I and Class N shares do not have the same expenses as Class I‑3 shares. Performance information for Class I‑3 shares will be provided after such shares have one full calendar year of performance.
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with the Fund’s primary and secondary benchmark indexes. Before February 28, 2025, the Fund was managed with a different principal investment strategy and may have achieved different performance results under its current principal investment strategy from the performance shown for periods before that date. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.

Performance Past Does Not Indicate Future [Text]	Past results (before and aftertaxes) are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with the Fund’s primary and secondary benchmark indexes.
Performance One Year or Less [Text]	Performance information for Class I‑3 shares will be provided after such shares have one full calendar year of performance.
Bar Chart [Heading]	Calendar Year Total Returns For Class I Shares
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were:

Highest	30.88%	(quarter ended 6/30/2020)
Lowest	-22.85%	(quarter ended 6/30/2022)

Performance Table Heading	Average Annual Total Returns (For the period ended December 31, 2024)
Performance Table Narrative
After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above, and after‑tax returns shown are not relevant if you hold your Fund shares through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown for only one class of shares, and after‑tax returns for the other class of shares will vary.
Performance Availability Website Address [Text]	www.TCW.com
I Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	30.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(22.85%)
Lowest Quarterly Return, Date	Jun. 30, 2022